FINANCIAL RISK MANAGEMENT (Schedule of Linkage of Monetary Items) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 5,110	$ 2,469	$ 5,544	$ 5,790
Total assets	60,965	38,939
Current liabilities:
Current maturities of bank loan	93	93
Accounts payable and accruals:
Trade	5,516	2,590
Other	19	15
Non-current liabilities
Long-term bank loan, net of current maturities	157	250
Total liabilities	8,084	3,912
Dollar [Member]
Current assets:
Cash and cash equivalents	2,623	2,097
Short term bank deposits	44,373	33,154
Other receivables	117
Total assets	47,113	35,251
Current liabilities:
Current maturities of bank loan	93	93
Accounts payable and accruals:
Trade	3,018	1,631
Other	99
Non-current liabilities
Long-term bank loan, net of current maturities	157	250
Total liabilities	3,367	1,974
Net asset value	43,746	33,277
NIS [Member]
Current assets:
Cash and cash equivalents	2,376	368
Short term bank deposits
Other receivables	325
Total assets	2,701	591
Current liabilities:
Current maturities of bank loan
Accounts payable and accruals:
Trade	764	438
Other	756	901
Non-current liabilities
Long-term bank loan, net of current maturities
Total liabilities	1,520	1,340
Net asset value	1,181	(749)
GBP and other [Member]
Current assets:
Cash and cash equivalents	111	4
Short term bank deposits
Other receivables	144
Total assets	255	4
Current liabilities:
Current maturities of bank loan
Accounts payable and accruals:
Trade	1,734	521
Other	258	77
Non-current liabilities
Long-term bank loan, net of current maturities
Total liabilities	1,992	598
Net asset value	$ (1,737)	$ (594)